                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009

LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

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       ANNUAL REPORT
       USAA NASDAQ-100 INDEX FUND
       DECEMBER 31, 2009

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS
COMPOSING THE NASDAQ-100 INDEX.

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TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               6

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Report of Independent Registered Public Accounting Firm                   11

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      19

    Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                               36

TRUSTEES' AND OFFICERS' INFORMATION                                           38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE MARKET DECLINE,
MANY INVESTORS WERE NOT APPROPRIATELY              [PHOTO OF DANIEL S. McNAMARA]
POSITIONED RELATIVE TO THEIR RISK
TOLERANCE."

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JANUARY 2010

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed.
Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of
U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

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2  | USAA NASDAQ-100 INDEX FUND
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I also think the equity market is expecting a strong cyclical recovery.
Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting.
USAA's expectations are more in line with top-down earnings forecasts in the 8%
to 15% range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

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o   HOW DID THE USAA NASDAQ-100 INDEX FUND (THE FUND) PERFORM DURING 2009?

    The Fund closely tracked its benchmark, the Nasdaq-100 Index (the Index), for the year ended December 31, 2009. The Fund produced a return of 53.48%
    for the period, as compared to 54.63% for the benchmark. The broad-based
    Index is a group of large-company stocks and is not available for direct investment.

o   WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

    The beginning of the first quarter in 2009 continued to be marked by extreme volatility in equity markets around the world as grim economic news persisted, including the announcement that the United States officially slid into a recession. Increasing unemployment, decreases in manufacturing, and continued weakness in consumer spending plagued the first quarter. In the face of a rapidly crumbling economy, President Barack Obama's new administration passed a $787 billion stimulus plan on February 17, 2009.
    The U.S stock market hit a low for the year on March 9, 2009. International markets staged a rally in late March 2009 when U.S. Treasury Secretary
    Timothy Geithner provided additional details on the government's plan to relieve banks of their toxic assets and improve the flow of credit.

    The stock market rally that began in March 2009 displayed no signs of a slowdown during the third quarter of the year. By the end of September
    2009, the Index had climbed 58.25% from its low on March 9, 2009. This recovery was supported in part by an improvement in economic data such as second-quarter GDP growth numbers that

    Past performance is no guarantee of future results.

    Refer to page 8 for benchmark definitions.

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4  | USAA NASDAQ-100 INDEX FUND
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    came in at a revised -0.7%, a substantial improvement from the first quarter GDP results. Third-quarter market performance also was boosted by a number of corporate earnings reports that beat expectations.

    The fourth quarter began on a weak note following substandard macroeconomic data and questions about the quality of company earnings. The indexes improved in November and December benefiting from stronger macroeconomic data and earnings announcements and as more banks repaid their Troubled
    Asset Relief Program (also known as "TARP") loans in full following large equity offerings. Positive news in December included an unexpected increase in U.S. pending home sales, the Federal Reserve Board pledged to keep rates low, and a report of better-than-expected sales forecast from auto makers.

o   PLEASE DESCRIBE SECTOR PERFORMANCE.

    Information Technology, the largest weight in the Index at 62.32%, returned
    44.01% for the period. Consumer Discretionary (which holds a weight of
    12.95% in the Index) returned 7.84% for the period.

o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2010?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track closely the Index's performance.

    Thank you for your investment in the Fund.

    The Nasdaq-100 Index is a capitalization-weighted index composed of 100 of the largest nonfinancial securities listed on the Nasdaq Stock Market.
    Sector funds are non-diversified and may be more volatile than other funds.
    A non-diversified fund may invest a greater percentage of its assets in a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the fund's investment results because this fund may be more susceptible to the risks associated with a single issuer, or economic, political, or regulatory event than a diversified fund.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5
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FUND RECOGNITION

USAA NASDAQ-100 INDEX FUND

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                            LIPPER LEADERS (OVERALL)

      [5]                  [5]                  [5]                [5]
    RETURN          CONSISTENT RETURN         EXPENSE         TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Total Return, Consistent Return,
Expense, and Tax Efficiency among 698, 692, 237, and 702 funds, respectively, within the Lipper Large-Cap Growth Funds category for the overall period ended
December 31, 2009. The Fund received a Lipper Leader rating for Total Return,
Expense, and Tax Efficiency among 698, 237, and 702 funds for the three-year period, respectively, for the period ended December 31, 2009. The Fund received a Lipper Leader rating for Total Return, Consistent Return, and Expense among
579, 573, and 206 funds for the five-year period, respectively, and a score of 4 among 582 funds for Tax Efficiency for the period ended December 31, 2009.
Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of December 31, 2009. Lipper ratings for
Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of December 31, 2009. Lipper ratings for
Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2009. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2009. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper
Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM.
Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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6  | USAA NASDAQ-100 INDEX FUND
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INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

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                                            12/31/09                12/31/08
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Net Assets                               $159.3 Million          $94.0 Million
Net Asset Value Per Share                    $5.74                  $3.74

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/09
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    1 Year                    5 Years              Since Inception 10/27/00
    53.48%                     2.51%                          -5.82%

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                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
Before Reimbursement           1.08%       After Reimbursement             0.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE
FUND'S PROSPECTUS DATED MAY 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY,
AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED
IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY AGREED TO LIMIT
THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY
EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF
THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         NASDAQ-100 INDEX             USAA NASDAQ-100 INDEX FUND
10/31/00                   $10,000.00                        $10,000.00
11/30/00                     7,636.90                          7,683.62
12/31/00                     7,134.71                          7,137.48
01/31/01                     7,900.80                          7,900.19
02/28/01                     5,814.91                          5,800.38
03/31/01                     4,794.16                          4,783.43
04/30/01                     5,653.41                          5,630.89
05/31/01                     5,485.34                          5,461.39
06/30/01                     5,577.71                          5,546.14
07/31/01                     5,131.28                          5,094.16
08/31/01                     4,479.71                          4,444.44
09/30/01                     3,561.28                          3,531.07
10/31/01                     4,160.20                          4,124.29
11/30/01                     4,865.50                          4,811.68
12/31/01                     4,807.60                          4,747.88
01/31/02                     4,725.89                          4,672.51
02/28/02                     4,144.28                          4,097.87
03/31/02                     4,429.65                          4,371.06
04/30/02                     3,894.07                          3,843.52
05/31/02                     3,684.80                          3,626.85
06/30/02                     3,206.25                          3,155.83
07/31/02                     2,934.34                          2,892.06
08/31/02                     2,874.49                          2,826.12
09/30/02                     2,539.41                          2,496.40
10/31/02                     3,018.62                          2,967.42
11/30/02                     3,405.08                          3,344.24
12/31/02                     3,003.59                          2,948.58
01/31/03                     2,999.84                          2,939.16
02/28/03                     3,083.11                          3,023.94
03/31/03                     3,110.60                          3,042.79
04/30/03                     3,377.74                          3,306.56
05/31/03                     3,658.86                          3,579.75
06/30/03                     3,670.54                          3,579.75
07/31/03                     3,900.85                          3,805.84
08/31/03                     4,098.03                          3,994.24
09/30/03                     3,983.65                          3,881.20
10/31/03                     4,330.64                          4,210.91
11/30/03                     4,355.59                          4,239.18
12/31/03                     4,489.81                          4,361.64
01/31/04                     4,567.15                          4,437.00
02/29/04                     4,499.09                          4,361.64
03/31/04                     4,401.34                          4,267.44
04/30/04                     4,288.61                          4,154.39
05/31/04                     4,488.56                          4,342.80
06/30/04                     4,643.13                          4,493.53
07/31/04                     4,287.97                          4,144.97
08/31/04                     4,193.57                          4,050.77
09/30/04                     4,328.65                          4,182.65
10/31/04                     4,555.73                          4,399.32
11/30/04                     4,817.99                          4,644.25
12/31/04                     4,972.24                          4,794.98
01/31/05                     4,661.33                          4,491.48
02/28/05                     4,638.85                          4,463.11
03/31/05                     4,551.79                          4,378.01
04/30/05                     4,362.95                          4,188.90
05/31/05                     4,740.49                          4,548.22
06/30/05                     4,589.87                          4,406.38
07/31/05                     4,933.46                          4,727.88
08/31/05                     4,865.17                          4,661.68
09/30/05                     4,926.62                          4,718.42
10/31/05                     4,857.93                          4,652.23
11/30/05                     5,148.42                          4,926.45
12/31/05                     5,066.48                          4,841.34
01/31/06                     5,268.98                          5,039.91
02/28/06                     5,149.13                          4,916.99
03/31/06                     5,251.81                          5,011.55
04/30/06                     5,243.49                          5,002.09
05/31/06                     4,874.25                          4,642.77
06/30/06                     4,861.22                          4,623.86
07/31/06                     4,658.94                          4,434.75
08/31/06                     4,880.36                          4,642.77
09/30/06                     5,110.43                          4,850.80
10/31/06                     5,353.27                          5,087.19
11/30/06                     5,538.52                          5,257.40
12/31/06                     5,435.57                          5,153.38
01/31/07                     5,545.66                          5,257.40
02/28/07                     5,455.60                          5,172.30
03/31/07                     5,489.54                          5,200.66
04/30/07                     5,786.06                          5,474.88
05/31/07                     5,977.94                          5,654.54
06/30/07                     5,996.67                          5,663.99
07/31/07                     5,990.97                          5,654.54
08/31/07                     6,172.31                          5,824.74
09/30/07                     6,490.36                          6,117.87
10/31/07                     6,949.89                          6,552.83
11/30/07                     6,491.23                          6,117.87
12/31/07                     6,481.31                          6,098.96
01/31/08                     5,724.81                          5,389.78
02/29/08                     5,431.33                          5,106.11
03/31/08                     5,546.67                          5,210.12
04/30/08                     5,969.79                          5,607.26
05/31/08                     6,332.98                          5,947.67
06/30/08                     5,724.33                          5,370.87
07/31/08                     5,762.73                          5,399.23
08/31/08                     5,840.89                          5,474.88
09/30/08                     4,974.45                          4,652.23
10/31/08                     4,164.66                          3,895.77
11/30/08                     3,704.55                          3,460.80
12/31/08                     3,787.12                          3,536.45
01/31/09                     3,689.67                          3,441.89
02/28/09                     3,497.97                          3,262.23
03/31/09                     3,875.02                          3,612.10
04/30/09                     4,368.91                          4,075.43
05/31/09                     4,503.84                          4,198.35
06/30/09                     4,635.64                          4,311.82
07/31/09                     5,032.50                          4,680.60
08/31/09                     5,106.63                          4,746.79
09/30/09                     5,402.61                          5,021.00
10/31/09                     5,240.91                          4,860.26
11/30/09                     5,562.24                          5,162.84
12/31/09                     5,855.89                          5,427.60

                                   [END CHART]

                        Data from 10/31/00* to 12/31/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA
Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

Nasdaq-100(R), "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the
"Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND.
The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Nasdaq-100 Index is calculated from the end of the month, October 31, 2000, while the date the Fund initially invested in securities represented by the index is October 30, 2000. There may be a slight variation of the performance numbers because of this difference.

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                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/09
                                (% of Net Assets)

Apple, Inc. .............................................................  15.1%
Google, Inc. "A" ........................................................   5.3%
Microsoft Corp. .........................................................   5.3%
QUALCOMM, Inc. ..........................................................   5.3%
Oracle Corp. ............................................................   2.9%
Cisco Systems, Inc. .....................................................   2.8%
Teva Pharmaceutical Industries Ltd. ADR .................................   2.4%
Intel Corp. .............................................................   2.3%
Amazon.com, Inc. ........................................................   2.2%
Research In Motion Ltd. .................................................   2.2%

You will find a complete list of securities that the Fund owns on pages 12-17.

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                                                        INVESTMENT OVERVIEW |  9

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                      o SECTOR ALLOCATION* -- 12/31/2009 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                    61.7%
HEALTH CARE                                                               15.2%
CONSUMER DISCRETIONARY                                                    14.1%
INDUSTRIALS                                                                4.0%
TELECOMMUNICATION SERVICES                                                 1.5%
CONSUMER STAPLES                                                           0.8%
MATERIALS                                                                  0.4%
                                  [END CHART]

* Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA NASDAQ-100 INDEX FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA Nasdaq-100 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31,
2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Nasdaq-100 Index Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & young LLP
San Antonio, Texas
February 17, 2010

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2009

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            COMMON STOCKS (97.7%)

            CONSUMER DISCRETIONARY (14.1%)
            ------------------------------
            APPAREL RETAIL (0.6%)
   11,519   Ross Stores, Inc.                                                              $    492
   15,150   Urban Outfitters, Inc.*                                                             530
                                                                                           --------
                                                                                              1,022
                                                                                           --------
            AUTOMOTIVE RETAIL (0.3%)
   12,476   O'Reilly Automotive, Inc.*                                                          476
                                                                                           --------
            CABLE & SATELLITE (3.3%)
  131,236   Comcast Corp. "A"                                                                 2,213
   63,456   DIRECTV "A"*                                                                      2,116
   19,562   DISH Network Corp. "A"                                                              406
   30,705   Virgin Media, Inc.                                                                  517
                                                                                           --------
                                                                                              5,252
                                                                                           --------
            CASINOS & GAMING (0.5%)
   12,200   Wynn Resorts Ltd.                                                                   710
                                                                                           --------
            CATALOG RETAIL (0.3%)
   49,795   Liberty Media Corp. Interactive "A"*                                                540
                                                                                           --------
            CONSUMER ELECTRONICS (0.3%)
   16,946   Garmin Ltd.                                                                         520
                                                                                           --------
            DEPARTMENT STORES (0.6%)
   10,990   Sears Holdings Corp.*                                                               917
                                                                                           --------
            EDUCATION SERVICES (0.5%)
   14,217   Apollo Group, Inc. "A"*                                                             861
                                                                                           --------
            HOMEFURNISHING RETAIL (0.8%)
   32,188   Bed Bath & Beyond, Inc.*                                                          1,244
                                                                                           --------
            INTERNET RETAIL (3.2%)
   26,172   Amazon.com, Inc.*                                                                 3,521
   25,872   Expedia, Inc.*                                                                      665
    4,240   Priceline.com, Inc.*                                                                926
                                                                                           --------
                                                                                              5,112
                                                                                           --------

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12  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            LEISURE PRODUCTS (0.5%)
   37,667   Mattel, Inc.                                                                   $    753
                                                                                           --------
            MOVIES & ENTERTAINMENT (1.1%)
  129,508   News Corp. "A"                                                                    1,773
                                                                                           --------
            RESTAURANTS (1.4%)
   93,633   Starbucks Corp.*                                                                  2,159
                                                                                           --------
            SPECIALTY STORES (0.7%)
   44,211   Staples, Inc.                                                                     1,087
                                                                                           --------
            Total Consumer Discretionary                                                     22,426
                                                                                           --------
            CONSUMER STAPLES (0.8%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (0.8%)
   20,915   Costco Wholesale Corp.                                                            1,238
                                                                                           --------
            HEALTH CARE (15.2%)
            -------------------
            BIOTECHNOLOGY (7.8%)
   42,912   Amgen, Inc.*                                                                      2,428
   28,577   Biogen Idec, Inc.*                                                                1,529
   41,493   Celgene Corp.*                                                                    2,310
    6,572   Cephalon, Inc.*                                                                     410
   30,218   Genzyme Corp.*                                                                    1,481
   80,691   Gilead Sciences, Inc.*                                                            3,492
   18,846   Vertex Pharmaceuticals, Inc.*                                                       808
                                                                                           --------
                                                                                             12,458
                                                                                           --------
            HEALTH CARE DISTRIBUTORS (0.5%)
    8,210   Henry Schein, Inc.*                                                                 432
   10,626   Patterson Companies, Inc.*                                                          297
                                                                                           --------
                                                                                                729
                                                                                           --------
            HEALTH CARE EQUIPMENT (0.9%)
   24,562   Hologic, Inc.*                                                                      356
    3,477   Intuitive Surgical, Inc.*                                                         1,055
                                                                                           --------
                                                                                              1,411
                                                                                           --------
            HEALTH CARE SERVICES (1.2%)
   22,325   Express Scripts, Inc.*                                                            1,930
                                                                                           --------
            HEALTH CARE SUPPLIES (0.3%)
   13,270   DENTSPLY International, Inc.                                                        467
                                                                                           --------
            HEALTH CARE TECHNOLOGY (0.4%)
    7,429   Cerner Corp.*                                                                       612
                                                                                           --------

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                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            LIFE SCIENCES TOOLS & SERVICES (1.0%)
   11,194   Illumina, Inc.*                                                                $    343
   16,457   Life Technologies Corp.*                                                            859
   21,222   Qiagen NV*                                                                          474
                                                                                           --------
                                                                                              1,676
                                                                                           --------
            PHARMACEUTICALS (3.1%)
   28,239   Mylan, Inc.*                                                                        520
   67,247   Teva Pharmaceutical Industries Ltd. ADR                                           3,778
   22,794   Warner Chilcott plc "A"*                                                            649
                                                                                           --------
                                                                                              4,947
                                                                                           --------
            Total Health Care                                                                24,230
                                                                                           --------
            INDUSTRIALS (4.0%)
            ------------------
            AIR FREIGHT & LOGISTICS (1.0%)
   15,102   C.H. Robinson Worldwide, Inc.                                                       887
   18,895   Expeditors International of Washington, Inc.                                        656
                                                                                           --------
                                                                                              1,543
                                                                                           --------
            CONSTRUCTION & ENGINEERING (0.2%)
   12,041   Foster Wheeler AG*                                                                  355
                                                                                           --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
    9,142   Joy Global, Inc.                                                                    472
   37,094   PACCAR, Inc.                                                                      1,345
                                                                                           --------
                                                                                              1,817
                                                                                           --------
            DIVERSIFIED SUPPORT SERVICES (0.3%)
   16,626   Cintas Corp.                                                                        433
                                                                                           --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
    6,785   First Solar, Inc.*                                                                  919
                                                                                           --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,078   Stericycle, Inc.*                                                                   446
                                                                                           --------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   12,883   Fastenal Co.                                                                        536
                                                                                           --------
            TRUCKING (0.2%)
   11,534   JB Hunt Transport Services, Inc.                                                    372
                                                                                           --------
            Total Industrials                                                                 6,421
                                                                                           --------
            INFORMATION TECHNOLOGY (61.7%)
            ------------------------------
            APPLICATION SOFTWARE (2.6%)
   46,706   Adobe Systems, Inc.*                                                              1,718
   21,727   Autodesk, Inc.*                                                                     552

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   19,789   Citrix Systems, Inc.*                                                          $    823
   36,323   Intuit, Inc.*                                                                     1,116
                                                                                           --------
                                                                                              4,209
                                                                                           --------
            COMMUNICATIONS EQUIPMENT (10.3%)
  187,106   Cisco Systems, Inc.*                                                              4,479
  183,217   QUALCOMM, Inc.(a)                                                                 8,476
   51,744   Research In Motion Ltd.*                                                          3,495
                                                                                           --------
                                                                                             16,450
                                                                                           --------
            COMPUTER HARDWARE (15.7%)
  113,989   Apple, Inc.(a)*                                                                  24,036
   65,673   Dell, Inc.*                                                                         943
                                                                                           --------
                                                                                             24,979
                                                                                           --------
            COMPUTER STORAGE & PERIPHERALS (1.8%)
   15,755   Logitech International S.A.*                                                        269
   32,088   NetApp, Inc.*                                                                     1,104
   21,221   SanDisk Corp.*                                                                      615
   45,347   Seagate Technology                                                                  825
                                                                                           --------
                                                                                              2,813
                                                                                           --------
            DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
   32,492   Automatic Data Processing, Inc.                                                   1,391
   17,522   Fiserv, Inc.*                                                                       850
   31,177   Paychex, Inc.                                                                       955
                                                                                           --------
                                                                                              3,196
                                                                                           --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   14,493   FLIR Systems, Inc.*                                                                 474
                                                                                           --------
            ELECTRONIC MANUFACTURING SERVICES (0.4%)
   80,344   Flextronics International Ltd.*                                                     587
                                                                                           --------
            HOME ENTERTAINMENT SOFTWARE (1.0%)
  102,982   Activision Blizzard, Inc.*                                                        1,144
   29,739   Electronic Arts, Inc.*                                                              528
                                                                                           --------
                                                                                              1,672
                                                                                           --------
            INTERNET SOFTWARE & SERVICES (8.1%)
    2,462   Baidu, Inc. ADR*                                                                  1,012
   87,735   eBay, Inc.*                                                                       2,065
   13,475   Google, Inc. "A"*                                                                 8,354
   16,440   VeriSign, Inc.*                                                                     399
   61,212   Yahoo!, Inc.*                                                                     1,027
                                                                                           --------
                                                                                             12,857
                                                                                           --------

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                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            IT CONSULTING & OTHER SERVICES (1.1%)
   26,174   Cognizant Technology Solutions Corp. "A"*                                      $  1,186
    9,945   Infosys Technologies Ltd. ADR                                                       549
                                                                                           --------
                                                                                              1,735
                                                                                           --------
            SEMICONDUCTOR EQUIPMENT (1.3%)
   62,711   Applied Materials, Inc.                                                             874
   18,847   KLA-Tencor Corp.                                                                    682
   11,971   Lam Research Corp.*                                                                 469
                                                                                           --------
                                                                                              2,025
                                                                                           --------
            SEMICONDUCTORS (6.4%)
   37,821   Altera Corp.                                                                        856
   36,278   Broadcom Corp. "A"*                                                               1,141
  176,073   Intel Corp.                                                                       3,592
   27,196   Linear Technology Corp.                                                             831
   54,076   Marvell Technology Group Ltd.*                                                    1,122
   27,248   Maxim Integrated Products, Inc.                                                     553
   13,940   Microchip Technology, Inc.                                                          405
   49,606   NVIDIA Corp.*                                                                       927
   33,422   Xilinx, Inc.                                                                        837
                                                                                           --------
                                                                                             10,264
                                                                                           --------
            SYSTEMS SOFTWARE (10.7%)
   19,477   BMC Software, Inc.*                                                                 781
   45,546   CA, Inc.                                                                          1,023
   18,740   Check Point Software Technologies Ltd.*                                             635
  278,889   Microsoft Corp.(a)                                                                8,503
  190,301   Oracle Corp.                                                                      4,670
   77,111   Symantec Corp.*                                                                   1,380
                                                                                           --------
                                                                                             16,992
                                                                                           --------
            Total Information Technology                                                     98,253
                                                                                           --------
            MATERIALS (0.4%)
            ----------------
            SPECIALTY CHEMICALS (0.4%)
   10,644   Sigma-Aldrich Corp.                                                                 538
                                                                                           --------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    9,564   Millicom International Cellular S.A.                                                706
   14,667   NII Holdings, Inc. "B"*                                                             492
   53,400   Vodafone Group plc                                                                1,233
                                                                                           --------
            Total Telecommunication Services                                                  2,431
                                                                                           --------
            Total Common Stocks (cost: $118,427)                                            155,537
                                                                                           --------

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)       SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENTS (2.3%)

            U.S.TREASURY BILLS (0.3%)
   $  565   1.01%, 5/06/2010(b),(c)                                                        $    565
                                                                                           --------
            REPURCHASE AGREEMENTS (2.0%)
    3,166   State Street Bank & Trust Co., 0.00%, acquired on 12/31/2009 and due 1/04/2010 at $3,166 (collateralized by $3,265 of
              U.S. Treasury, 0.11%(b), due 7/01/2010; market value $3,262)                    3,166
                                                                                           --------
            Total Money Market Instruments (cost: $3,731)                                     3,731
                                                                                           --------

            TOTAL INVESTMENTS (COST: $122,158)                                             $159,268
                                                                                           ========

---------------------------------------------------------------------------------------------------
                                                                                         UNREALIZED
NUMBER OF                                                                  CONTRACT   APPRECIATION/
CONTRACTS                                                     EXPIRATION     VALUE   (DEPRECIATION)
LONG/(SHORT)  SECURITY                                           DATE        (000)            (000)
---------------------------------------------------------------------------------------------------

              FUTURES (0.1%)
       97     NASDAQ-100 Mini Index Futures                    3/19/2010    $3,606         $    126
                                                                            ------         --------

              TOTAL FUTURES                                                 $3,606         $    126
                                                                            ======         ========

---------------------------------------------------------------------------------------------------
($ IN 000S)                                       VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------

                                         (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                     QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                                 IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
                              FOR IDENTICAL ASSETS                INPUTS           INPUTS     TOTAL
---------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                           $155,537               $     -               $-  $155,537
Money Market Instruments:
  U.S. Treasury Bills                            -                   565                -       565
  Repurchase Agreements                          -                 3,166                -     3,166

Futures*                                       126                     -                -       126
---------------------------------------------------------------------------------------------------
Total                                     $155,663               $ 3,731               $-  $159,394
---------------------------------------------------------------------------------------------------

* Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.2% of net assets at
    December 31, 2009.

    ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
          dollars.

o   SPECIFIC NOTES

    (a)   Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2009.

    (b)   Rate represents an annualized yield at time of purchase, not coupon rate.

    (c)   Security with a value of $565,000 is segregated as collateral for initial margin requirements on open futures contracts.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2009

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $122,158)             $159,268
  Receivables:
     Capital shares sold                                                         308
     USAA Investment Management Company (Note 5D)                                 87
     USAA Transfer Agency Company (Note 5E)                                        3
     Dividends and interest                                                       29
                                                                            --------
        Total assets                                                         159,695
                                                                            --------
LIABILITIES
  Payables:
     Securities purchased                                                         68
     Capital shares redeemed                                                     251
  Variation margin on futures contracts                                           35
  Accrued management fees                                                         26
  Accrued transfer agent's fees                                                    8
  Other accrued expenses and payables                                             53
                                                                            --------
        Total liabilities                                                        441
                                                                            --------
           Net assets applicable to capital shares outstanding              $159,254
                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $143,777
  Accumulated net realized loss on investments and futures transactions      (21,759)
  Net unrealized appreciation of investments and futures contracts            37,236
                                                                            --------
           Net assets applicable to capital shares outstanding              $159,254
                                                                            ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                 27,748
                                                                            ========
  Net asset value, redemption price, and offering price per share           $   5.74
                                                                            ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $10)                      $   901
  Interest                                                                    2
                                                                        -------
        Total income                                                        903
                                                                        -------
EXPENSES
  Management fees                                                           245
  Administration and servicing fees                                         429
  Transfer agent's fees                                                     459
  Custody and accounting fees                                                35
  Postage                                                                    17
  Shareholder reporting fees                                                 20
  Trustees' fees                                                             10
  Registration fees                                                          37
  Professional fees                                                          58
  Other                                                                      54
                                                                        -------
        Total expenses                                                    1,364
  Expenses reimbursed                                                      (408)
                                                                        -------
        Net expenses                                                        956
                                                                        -------
NET INVESTMENT LOSS                                                         (53)
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain (loss) on:
     Investments                                                         (2,482)
     Futures transactions                                                 1,291
  Change in net unrealized appreciation/depreciation of:
     Investments                                                         54,382
     Futures contracts                                                      129
                                                                        -------
        Net realized and unrealized gain                                 53,320
                                                                        -------
  Increase in net assets resulting from operations                      $53,267
                                                                        =======

See accompanying notes to financial statements.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                     2009            2008
-----------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment loss                                            $    (53)       $   (330)
  Net realized loss on investments                                 (2,482)        (11,095)
  Net realized gain (loss) on futures transactions                  1,291          (1,595)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                   54,382         (52,522)
     Futures contracts                                                129             (30)
                                                                 ------------------------
     Increase (decrease) in net assets resulting
        from operations                                            53,267         (65,572)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        40,094          46,417
  Cost of shares redeemed                                         (28,134)        (36,179)
                                                                 ------------------------
     Increase in net assets from capital
        share transactions                                         11,960          10,238
                                                                 ------------------------
  Capital contribution from USAA Transfer Agency
     Company (Note 5E)                                                  3               -
                                                                 ------------------------
  Net increase (decrease) in net assets                            65,230         (55,334)

NET ASSETS
  Beginning of year                                                94,024         149,358
                                                                 ------------------------
  End of year                                                    $159,254        $ 94,024
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       8,693           9,024
  Shares redeemed                                                  (6,066)         (7,055)
                                                                 ------------------------
     Increase in shares outstanding                                 2,627           1,969
                                                                 ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100
Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment
Management Company (the Manager), an affiliate of the Fund, has retained
Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions,
NTI attempts to achieve the Fund's objective by investing at least 80% of the
Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the
Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.   Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued.
         If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.   Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3.   Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the
         Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    4.   Repurchase agreements are valued at cost, which approximates market value.

    5.   Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    6.   Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The
    Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses.
    When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2009*
    (IN THOUSANDS)

                                     ASSET DERIVATIVES               LIABILITY DERIVATIVES
--------------------------------------------------------------------------------------------
                              STATEMENT OF                         STATEMENT OF
DERIVATIVES NOT ACCOUNTED     ASSETS AND                           ASSETS AND
FOR AS HEDGING INSTRUMENTS    LIABILITIES                          LIABILITIES
UNDER STATEMENT 133           LOCATION             FAIR VALUE      LOCATION       FAIR VALUE
--------------------------------------------------------------------------------------------

Equity contracts              Net unrealized         $126**             -             $-
                              depreciation of
                              investments and
                              futures contracts
--------------------------------------------------------------------------------------------

    *For open derivative instruments as of December 31, 2009, see the portfolio of investments, which is also indicative of activity for the year ended
     December 31, 2009.

    **Includes cumulative appreciation (depreciation) of futures contracts as reported in the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE
    YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

                                                                             CHANGE IN
                                                                             UNREALIZED
DERIVATIVES NOT ACCOUNTED                                  REALIZED          APPRECIATION
FOR AS HEDGING INSTRUMENTS    STATEMENT OF                 GAIN (LOSS)       (DEPRECIATION)
UNDER STATEMENT 133           OPERATIONS LOCATION          ON DERIVATIVES    ON DERIVATIVES
-------------------------------------------------------------------------------------------

Equity contracts              Net realized gain (loss)         $1,291             $129
                              on futures transactions/
                              change in net unrealized
                              appreciation/depreciation
                              of futures contracts
-------------------------------------------------------------------------------------------

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

F.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1.   Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    2.   Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended
    December 31, 2009, these custodian and other bank credits reduced the
    Fund's expenses by less than $500.

I.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the Fund paid CAPCO facility fees of
$1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA funds.
The Fund had no borrowings under this agreement during the year ended December
31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net investment loss by $53,000. These reclassifications had no effect on net assets.

The Fund did not pay any distributions during the years ended December 31, 2009, and 2008.

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                               $(19,831,000)
Unrealized appreciation of investments                               35,308,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
December 31, 2009, the Fund had a current post-October loss of $149,000 and capital loss carryovers of $19,681,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2017, as shown on the next page. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

                             CAPITAL LOSS CARRYOVERS
                   -----------------------------------------
                     EXPIRES                       BALANCE
                   -----------                   -----------
                       2010                      $ 1,447,000
                       2011                        4,733,000
                       2016                        4,632,000
                       2017                        8,869,000
                                                 -----------
                                     Total       $19,681,000
                                                 ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended
December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2006, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2009, were $16,997,000 and $4,767,000, respectively.

As of December 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $123,960,000.

Gross unrealized appreciation and depreciation of investments as of December 31,
2009, for federal income tax purposes, were $47,480,000 and $12,172,000, respectively, resulting in net unrealized appreciation of $35,308,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Fund incurred management fees, paid or payable to the Manager, of $245,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
    Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of daily net assets for amounts over $100 million and up to
    $250 million; and 0.03% of daily net assets for amounts over $250 million.
    For the year ended December 31, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $68,000.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of
    $429,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2009, the Fund reimbursed the
    Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2009, the Fund incurred reimbursable expenses of $408,000, of which $87,000 was receivable from the Manager.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2009, the
    Fund incurred transfer agent's fees, paid or payable to SAS, of $459,000.
    Additionally, for the year ended December 31, 2009, the Fund recorded a receivable from SAS for a capital contribution of $3,000 for adjustments related to corrections to shareholder accounts.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 17, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------
                                              2009            2008            2007           2006          2005
                                          ---------------------------------------------------------------------

Net asset value at
 beginning of period                      $   3.74         $  6.45        $   5.45       $   5.12      $   5.09
                                          ---------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment loss                          (.00)(a)(d)     (.01)(a)        (.02)(a)       (.01)         (.01)(a)
 Net realized and unrealized
  gain (loss)                                 2.00(a)        (2.70)(a)        1.02(a)         .34           .06(a)
                                          ---------------------------------------------------------------------
Total from investment operations              2.00(a)        (2.71)(a)        1.00(a)         .33           .05(a)
                                          ---------------------------------------------------------------------
Less distributions from:
 Net investment income                           -               -               -              -          (.02)
                                          ---------------------------------------------------------------------
Net asset value at end of period          $   5.74         $  3.74        $   6.45       $   5.45      $   5.12
                                          =====================================================================
Total return (%)*                            53.48          (42.02)          18.35           6.45           .97
Net assets at end of period (000)         $159,254         $94,024        $149,358       $127,286      $130,390
Ratios to average net assets:**
 Expenses (%)(b),(c)                           .78             .78             .78            .80           .80
 Expenses, excluding
  reimbursements (%)(b)                       1.11            1.08            1.01           1.11          1.03
 Net investment loss (%)                      (.04)           (.26)           (.27)          (.25)         (.24)
Portfolio turnover (%)                           4               7              14              8            15

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended December 31, 2009, average net assets were $122,905,000.
(a) Calculated using average shares. For the year ended December 31, 2009, average shares were 26,516,000.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the
    Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets.
(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through
December 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE           JULY 1, 2009 -
                                  JULY 1, 2009       DECEMBER 31, 2009       DECEMBER 31, 2009
                                 -------------------------------------------------------------

Actual                             $1,000.00             $1,258.80                 $4.44
Hypothetical
 (5% return before expenses)        1,000.00              1,021.27                  3.97

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 25.88% for the six-month period of July 1, 2009, through December 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Advantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
      1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds,
      P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
      Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr.
Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/ FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
         (8722)                      or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                               --------------
        San Antonio, TX 78288                                     PRSRT STD
                                                                U.S. Postage
                                                                    PAID
                                                                    USAA
                                                               --------------
>>   SAVE PAPER AND FUND COSTS
     At USAA.COM click: MY DOCUMENTS
     Set preferences to USAA DOCUMENTS ONLINE.

     [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

     ===========================================================================
     37732-0210                              (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended December 31,  2009 and 2008 were
$262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.